SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 245,104	$ 2,322,990
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship description	5.5% shareholder of Xi’an App-chem	5.5% shareholder of Xi’an App-chem
Due to related parties		$ 738,864
Wenhu Guo [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Due to related parties	$ 3,376	$ 368,145
Yongwei Hu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Chief Executive Officer and Controlling shareholder of the Company	Chief Executive Officer and Controlling shareholder of the Company
Due to related parties		$ 1,208,337
Jing Liu [Member]
Related Party Transaction [Line Items]
Related party relationship description	Wife of the controlling shareholder	Wife of the controlling shareholder
Due to related parties	$ 35,615	$ 4,410
Sheying Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	Senior Management of the Company	Senior Management of the Company
Due to related parties	$ 3,407	$ 3,234
Yuantao Wang [Member]
Related Party Transaction [Line Items]
Related party relationship description	49% shareholder of Tianjin YHX	49% shareholder of Tianjin YHX
Due to related parties	$ 202,706